Components of Income Before Income Taxes and Current and Deferred Income Tax Expense (Benefit) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income before income taxes	¥ 347,438	¥ 383,239	¥ 347,604
Income taxes:
Current	111,433	109,071	91,297
Deferred	4,672	8,929	16,791
Income taxes	116,105	118,000	108,088
Domestic Country
Income Taxes [Line Items]
Income before income taxes	228,871	277,041	251,351
Income taxes:
Current	80,020	83,221	75,134
Deferred	3,414	6,796	4,005
Income taxes	83,434	90,017	79,139
Foreign Country
Income Taxes [Line Items]
Income before income taxes	118,567	106,198	96,253
Income taxes:
Current	31,413	25,850	16,163
Deferred	1,258	2,133	12,786
Income taxes	¥ 32,671	¥ 27,983	¥ 28,949